Deferred share units	6 Months Ended
Jun. 30, 2024
Deferred Share Units
Deferred share units

12. Deferred share units

The compensation expense for the six months ended June 30, 2024, was a gain of $127 (2023 - nil) and is presented in selling, general and administrative expenses. DSU activity for the six months ended June 30, 2024, was as follows:

	Units	Amount
	#	$
Balance – January 1, 2024	-	-
Granted – Replacement awards (note 3)	49,230	344
Change in fair value of DSUs	-	(127)
Balance – June 30, 2024	49,230	217